                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.

                                   Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number: _______________
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Sankaty Advisors, LLC
Address: 111 Huntington Avenue
         Boston, Massachusetts 02199

Form 13F File Number: 028-11314

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan S. Lavine
Title: Manager
Phone: (617) 516-2000

Signature, Place, and Date of Signing:

 /s/ Jonathan S. Lavine            Boston, MA                 11/14/07
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

28-____________
[Repeat as necessary.]

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         12
Form 13F Information Table Value Total:     62,438
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                         No. Form 13F File Number Name
                         --- -------------------- ----

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                            Sankaty Advisors, LLC.
                   Form 13F Information Table as of 9/30/07

Column 1                            Column 2    Column 3  Column 4  Column 5  Column 6  Column 7     Column 8
--------                         -------------- --------- --------- -------- ---------- -------- ----------------
                                                                                                 Voting Authority
                                                                     Value   Investment  Other   ----------------
Name of Issuer                   Title of Class  Cusip     Shares   (x$1000) Discretion Managers Sole Shared None
--------------                   -------------- --------- --------- -------- ---------- -------- ---- ------ ----
Armstrong World Inds Inc New....    Common      04247X102   139,695 $ 5,670    (OTHER)                        X
Burger King Hldgs Inc...........    Common      121208201   906,535 $18,486    (OTHER)                        X
Carrols Restaurant Group Inc....    Common      14574X104    86,422 $   968    (OTHER)                        X
Centennial Communctns Corp N....   CL A New     15133V208    38,526 $   390    (OTHER)                        X
Core Mark Holding Co Inc........    Common      218681104    71,967 $ 2,535    (OTHER)                        X
DDi Corp........................ Common 0.0001  233162502 1,754,062 $11,594    (OTHER)                        X
Graphic Packaging Corp Del......    Common      388688103 2,719,600 $12,265    (OTHER)                        X
Rogers Communications Inc.......     CL B       775109200    31,876 $ 1,441    (OTHER)                        X
SIRVA Inc.......................    Common      82967Y104    91,800 $    63    (OTHER)                        X
SMTC Corp.......................    Common      832682207    77,160 $   183    (OTHER)                        X
Vonage Hldgs Corp...............    Common      92886T201 2,695,824 $ 2,777    (OTHER)                        X
Warner Music Group Corp.........    Common      934550104   750,662 $ 6,065    (OTHER)                        X